Income Taxes (Details Narrative) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Valuation reserve	$ 6,100,000	$ 6,100,000	$ 2,506,514
Losses attributable to federal taxable income	$ 44,916,500	$ 21,258,000